Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Net cash inflow from operating activities	[1]	£ 700.9	£ 2,029.0	£ 2,050.6
Acquisitions classified as investing activities	[1]	236.2	382.3	174.2
Disposals of investments and subsidiaries		37.7	28.3	272.3
Investing activities
Purchases of property, plant and equipment		(208.4)	(263.2)	(218.3)
Purchases of other intangible assets (including capitalised computer software)		(14.9)	(29.9)	(54.4)
Proceeds on disposal of property, plant and equipment		12.9	8.7	11.2
Net cash (outflow)/inflow from investing activities		(408.9)	(638.4)	(163.4)
Financing activities
Repayment of lease liabilities		(309.6)	(320.7)	(300.1)
Share option proceeds		1.2	4.4	0.0
Cash consideration received from non-controlling interests		0.0	39.5	0.0
Payments from changes in ownership interests in subsidiaries that do not result in loss of control		84.2	135.0	80.6
Share repurchases and buybacks		(862.7)	(818.5)	(290.2)
Proceeds from issue of bonds		0.0	0.0	915.5
Repayments of borrowings, classified as financing activities		220.6	397.1	282.7
Payments For Financing And Share Issue Costs		0.2	0.4	7.1
Equity dividends paid		(365.4)	(314.7)	(122.0)
Dividends paid to non-controlling interests in subsidiary undertakings		(69.5)	(114.5)	(83.3)
Net cash outflow from financing activities		(1,911.0)	(2,057.0)	(250.5)
Net (decrease)/increase in cash and cash equivalents		(1,619.0)	(666.4)	1,636.7
Translation of cash and cash equivalents		64.2	(130.1)	(99.2)
Cash and cash equivalents at beginning of year		3,540.6	4,337.1	2,799.6
Cash and cash equivalents at end of year		£ 1,985.8	£ 3,540.6	£ 4,337.1

[1]	Earnout payments in excess of the amount determined at acquisition are recorded as operating activities. Prior year excess amounts were recorded as investing activities and have been re-presented as operating activities.